SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 99.20%
Communication Services — 1.74%
7,200	Cumulus Media, Inc., Class A*	$62,784
44,050	DHI Group, Inc.*	97,791
53,000	Entercom Communications Corp., Class A	130,910
23,600	Entravision Communications Corp., Class A	64,900
17,400	Eros STX Global Corp.*	31,668
24,243	EW Scripps Co. (The), Class A	370,675
12,800	Marcus Corp. (The)	172,544
9,700	MSG Networks, Inc., Class A*	142,978
119,400	Point.360*,(a),(b),(c)	0
14,200	Saga Communications, Inc., Class A	341,084
39,150	Salem Media Group, Inc.	40,716
25,800	Spok Holdings, Inc.	287,154
39,700	Townsquare Media, Inc., Class A	264,402

		2,007,606

Consumer Discretionary — 22.30%
4,500	American Public Education, Inc.*	137,160
8,800	America’s Car-Mart, Inc.*	966,592
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
14,200	At Home Group, Inc.*	219,532
6	AYRO, Inc.*	36
7,900	Bassett Furniture Industries, Inc.	158,632
32,100	Beazer Homes USA, Inc.*	486,315
12,300	Big 5 Sporting Goods Corp.	125,583
3	Biglari Holdings, Inc., Class B*	334
3,420	Bluegreen Vacations Holding Corp.	46,273
5,500	Boot Barn Holdings, Inc.*	238,480
3,227	Bowl America, Inc., Class A	30,415
14,730	Build-A-Bear Workshop, Inc.*	62,897
3,200	Caleres, Inc.	50,080
33,800	Carriage Services, Inc.	1,058,616
6,000	Cato Corp. (The), Class A	57,540
15,000	Century Casinos, Inc.*	95,850
27,803	Century Communities, Inc.*	1,217,215
4,200	Chuy’s Holdings, Inc.*	111,258
6,300	Citi Trends, Inc.	312,984
9,742	Clarus Corp.	150,027
90,400	Container Store Group, Inc. (The)*	862,416
2,100	Cooper-Standard Holdings, Inc.*	72,807
4,300	Core-Mark Holding Co., Inc.	126,291
26,200	Crown Crafts, Inc.	187,330
18,730	Culp, Inc.	297,245
16,100	Del Taco Restaurants, Inc.*	145,866
30,200	Delta Apparel, Inc.*	606,114
13,200	Duluth Holdings, Inc., Class B*	139,392

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

10,900	Ethan Allen Interiors, Inc.	$220,289
7,500	Flexsteel Industries, Inc.	262,275
8,000	Funko, Inc., Class A*	83,040
2,700	Genesco, Inc.*	81,243
28,630	Haverty Furniture Cos., Inc.	792,192
10,400	hhgregg, Inc.*	60
4,000	Hibbett Sports, Inc.*	184,720
18,700	Hooker Furniture Corp.	603,075
16,800	J Alexander’s Holdings, Inc.*	122,472
10,820	Johnson Outdoors, Inc., Class A	1,218,657
23,500	Kid Brands, Inc.*	56
48,100	Lakeland Industries, Inc.*	1,310,725
10,700	Lands’ End, Inc.*	230,799
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	314,736
11,100	Legacy Housing Corp.*	167,721
13,200	Lifetime Brands, Inc.	200,640
18,200	M/I Homes, Inc.*	806,078
32,870	MarineMax, Inc.*	1,151,436
7,500	McRae Industries, Inc., Class A	161,325
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
21,300	Mestek, Inc.*	602,790
9,600	Modine Manufacturing Co.*	120,576
18,500	Movado Group, Inc.	307,470
2,400	Nathan’s Famous, Inc.	132,528
4,200	Nautilus, Inc.*	76,188
42,100	New Home Co., Inc. (The)*	197,449
10,300	Nobility Homes, Inc.	252,350
4,600	OneWater Marine, Inc., Class A*	133,814
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
13,505	Patrick Industries, Inc.	923,067
6,400	RCI Hospitality Holdings, Inc.	252,416
29,400	Rocky Brands, Inc.	825,258
35,000	Shiloh Industries, Inc.*	1,789
13,300	Sonic Automotive, Inc., Class A	512,981
13,800	Standard Motor Products, Inc.	558,348
2,100	Stoneridge, Inc.*	63,483
14,600	Strattec Security Corp.	720,656
37,100	Stride, Inc.*	787,633
40,939	Superior Group of Cos, Inc.	951,422
32,500	Superior Industries International, Inc.*	132,925
12,340	Taylor Morrison Home Corp.*	316,521
24,800	Tilly’s, Inc., Class A	202,368
9,860	TravelCenters of America, Inc.*	321,436
13,600	Tupperware Brands Corp.*	440,504
25,900	Unifi, Inc.*	459,466
30,000	Universal Travel Group*,(a),(b),(c)	0
17,600	Vera Bradley, Inc.*	140,096
11,600	VOXX International Corp.*	148,016

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

3,200	Vulcan International Corp.	$26,240
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	174,240
11,500	Zovio, Inc.*	54,510

		25,711,359

Consumer Staples — 3.60%
5,400	Alico, Inc.	167,508
7,350	Andersons, Inc. (The)	180,149
17,515	Central Garden & Pet Co.*	676,254
4,100	e.l.f. Beauty, Inc.*	103,279
36	Hawaiian Macadamia Nut Orchards L.P.*	135,000
21,300	Ingles Markets, Inc., Class A	908,658
39,400	Natural Grocers by Vitamin Cottage, Inc.	541,356
22,000	Oil-Dri Corp. of America	749,760
2,700	Seneca Foods Corp., Class A*	107,730
25,140	SpartanNash Co.	437,687
6,600	Village Super Market, Inc., Class A	145,596

		4,152,977

Energy — 1.90%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
13,900	Ardmore Shipping Corp.	45,453
16	Basic Energy Services, Inc.*	2
7,700	Bonanza Creek Energy, Inc.*	148,841
1,240	Bristow Group, Inc.*	32,637
19,100	California Resources Corp.*,(c)	0
1,254	Callon Petroleum Co.*	16,503
9,200	CONSOL Energy, Inc.*	66,332
8,600	Contura Energy, Inc.*	97,782
8,200	Dorian LPG Ltd.*	99,958
23,000	Evolution Petroleum Corp.	65,550
18,500	Falcon Minerals Corp.	58,275
7,500	Global Partners LP	124,650
6,200	Goodrich Petroleum Corp.*	62,558
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
6,628	Natural Gas Services Group, Inc.*	62,833
63,600	North American Construction Group Ltd.	628,368
4,700	Penn Virginia Corp.*	47,705
4,110	REX American Resources Corp.*	301,962
1,230	Sanchez Midstream Partners L.P.*	755
131	SilverBow Resources, Inc.*	696
15,400	Solaris Oilfield Infrastructure, Inc., Class A	125,356
42,908	Southwestern Energy Co.*	127,866
2,200	Teekay Tankers Ltd., Class A*	24,222
18,880	W&T Offshore, Inc.*	40,969
289	Whiting Petroleum Corp.*	7,225

		2,186,498

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Financials — 31.13%
4,500	ACNB Corp.	$112,500
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
22,450	AG Mortgage Investment Trust, Inc., REIT	66,228
8,600	Amalgamated Bank, Class A	118,164
8,500	Amerant Bancorp, Inc.*	129,200
5,300	American National Bankshares, Inc.	138,913
7,900	American River Bankshares	103,885
6,800	Ames National Corp.	163,336
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	66,663
67,096	Arbor Realty Trust, Inc., REIT	951,421
55,100	Ares Commercial Real Estate Corp., REIT	656,241
2,200	Arlington Asset Investment Corp., Class A	8,316
101	Ashford, Inc.*	867
10,100	Atlantic Capital Bancshares, Inc.*	160,792
31,700	Banc of California, Inc.	466,307
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	196,292
25,400	Bancorp, Inc. (The)*	346,710
1,700	Bank First Corp.	110,194
4,100	Bankwell Financial Group, Inc.	80,155
4,928	Banner Corp.	229,596
6,800	Bar Harbor Bankshares	153,612
5,300	Baycom Corp.*	80,401
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
15,000	Blucora, Inc.*	238,650
5,200	Bridge Bancorp, Inc.	125,736
14,300	Bridgewater Bancshares, Inc.*	178,607
5,500	Business First Bancshares, Inc.	111,980
33,600	California First National Bancorp	509,074
1,500	Cambridge Bancorp	104,625
6,200	Capital City Bank Group, Inc.	152,396
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
6,900	Capstar Financial Holdings, Inc.	101,775
5,700	Central Valley Community Bancorp	84,873
1,900	Century Bancorp, Inc., Class A	146,984
20,497	Cherry Hill Mortgage Investment Corp., REIT	187,343
7,600	Citizens & Northern Corp.	150,784
36,250	Citizens, Inc.*	207,712
8,900	Civista Bancshares, Inc.	156,017
6,700	CNB Financial Corp.	142,643
5,700	Coastal Financial Corp.*	119,700
17,000	Community Bankers Trust Corp.	114,750
101,200	Consumer Portfolio Services, Inc.*	429,088
2,189	Cowen Inc., Class A	56,892
800	Diamond Hill Investment Group, Inc.	119,416
8,100	Dime Community Bancshares, Inc.	127,737
19,277	Donegal Group, Inc., Class A	271,227
3,944	Donegal Group, Inc., Class B	46,579
11,900	Donnelley Financial Solutions, Inc.*	201,943

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

12,446	Dynex Capital, Inc., REIT	$221,539
37,700	Ellington Residential Mortgage, REIT	491,608
41,100	Enova International, Inc.*	1,018,047
6,000	Enterprise Bancorp, Inc.	153,300
4,100	Equity Bancshares, Inc., Class A*	88,519
4,800	Esquire Financial Holdings, Inc.*	92,112
6,800	ESSA Bancorp, Inc.	102,000
4,200	Evans Bancorp, Inc.	115,668
12,000	Farmers National Banc Corp.	159,240
18,817	FB Financial Corp.	653,514
15,800	Federal Agricultural Mortgage Corp., Class C	1,173,150
26,832	FedNat Holding Co.	158,845
5,500	Financial Institutions, Inc.	123,750
4,200	First Bancorp, Inc.	106,680
7,400	First Business Financial Services, Inc.	136,234
1,800	First Capital, Inc.	109,008
8,600	First Choice Bancorp	159,014
6,500	First Community Bankshares, Inc.	140,270
9,400	First Financial Corp.	365,190
7,200	First Internet Bancorp	206,928
6,700	First Merchants Corp.	250,647
6,200	First of Long Island Corp. (The)	110,670
38,000	First Place Financial Corp.*,(a),(b),(c)	0
360	Flagstar Bancorp, Inc.	14,674
8,100	Flushing Financial Corp.	134,784
3,000	FS Bancorp, Inc.	164,400
6,900	FVCBankcorp, Inc.*	101,430
38,428	Great Ajax Corp., REIT	401,957
1,426	Great Western Bancorp, Inc.	29,803
5,500	Guaranty Bancshares, Inc.	164,725
10,700	Hanmi Financial Corp.	121,338
8,100	HBT Financial, Inc.	122,715
16,600	HCI Group, Inc.	868,180
34,070	Heritage Insurance Holdings, Inc.	345,129
600	Hingham Institution for Savings, FOR	129,600
3,100	Home Bancorp, Inc.	86,769
8,940	HomeTrust Bancshares, Inc.	172,631
8,300	Independent Bank Corp.	153,301
955	Independent Bank Group, Inc.	59,707
8,100	Investar Holding Corp.	133,974
5,234	Investors Title Co.	800,802
20,000	JMP Group LLC	77,000
16,500	Kansas City Life Insurance Co.	627,000
6,400	LCNB Corp.	94,016
18,200	Macatawa Bank Corp.	152,334
5,100	Malvern Bancorp, Inc.*	79,050
69,200	Manning & Napier, Inc.	433,884
14,790	Marlin Business Services Corp.	181,030

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

4,700	Mercantile Bank Corp.	$127,699
6,500	Merchants Bancorp	179,595
5,900	Meridian Corp.	122,720
7,500	Metrocity Bankshares, Inc.	108,150
7,200	Metropolitan Bank Holding Corp.*	261,144
6,100	Midland States Bancorp, Inc.	109,007
4,500	MidWestOne Financial Group, Inc.	110,250
5,500	MVB Financial Corp.	124,740
4,100	National Bankshares, Inc.	128,371
2,600	National Western Life Group, Inc., Class A	536,744
11,567	Nicholas Financial, Inc.*	96,931
4,900	Northeast Bank	110,348
3,300	Northrim BanCorp, Inc.	112,035
65,520	Northwest Bancshares, Inc.	834,725
1,915	OceanFirst Financial Corp.	35,676
44,500	OFG Bancorp.	825,030
14,600	Old Second Bancorp, Inc.	147,460
13,300	Oppenheimer Holdings, Inc., Class A	418,019
15,700	Orchid Island Capital, Inc., REIT	81,954
6,900	Orrstown Financial Services, Inc.	114,195
7,900	Pacific Mercantile Bancorp*	40,606
9,000	Parke Bancorp, Inc.	140,400
9,100	PCSB Financial Corp.	145,054
5,100	Peapack-Gladstone Financial Corp.	116,076
10,400	PennyMac Financial Services, Inc.	682,448
21,000	Peoples Bancorp, Inc.	568,890
2,400	Peoples Financial Services Corp.	88,224
7,300	Piper Sandler Cos.	736,570
6,600	Premier Financial Bancorp, Inc.	87,714
65,304	Premier Financial Corp.	1,501,992
17,400	Protective Insurance Corp., Class B	238,554
15,900	Provident Financial Holdings, Inc.	249,789
6,920	Provident Financial Services, Inc.	124,283
6,500	Randolph Bancorp, Inc.*	143,390
9,500	RBB Bancorp	146,110
15,781	Ready Capital Corp., REIT	196,473
2,100	Red River Bancshares, Inc.	104,055
32,300	Regional Management Corp.	964,478
6,000	Reliant Bancorp, Inc.	111,720
3,050	S&T Bancorp, Inc.	75,762
9,000	Safety Insurance Group, Inc.	701,100
6,000	SB Financial Group, Inc.	109,680
7,100	Shore Bancshares, Inc.	103,660
7,000	Sierra Bancorp	167,440
7,400	Silvergate Capital Corp., Class A*	549,894
3,626	Simmons First National Corp., Class A	78,285
8,600	SmartFinancial, Inc.	156,004
9,300	South Plains Financial, Inc.	176,235
4,600	Southern First Bancshares, Inc.*	162,610

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

5,200	Southern Missouri Bancorp, Inc.	$158,288
12,600	Southern National Bancorp of Virginia, Inc.	152,586
8,900	Spirit of Texas Bancshares, Inc.	149,520
10,600	Stewart Information Services Corp.	512,616
3,800	Territorial Bancorp, Inc.	91,314
6,600	Timberland Bancorp, Inc.	160,116
7,100	TriState Capital Holdings, Inc.*	123,540
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
6,830	Walker & Dunlop, Inc.	628,497
6,300	Waterstone Financial, Inc.	118,566
7,500	West BanCorp Inc.	144,750
17,400	Western New England Bancorp, Inc.	119,886
5,200	Westwood Holdings Group, Inc.	75,400

		35,899,858

Health Care — 1.59%
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	24,420
9,100	AngioDynamics, Inc.*	139,503
4,300	Computer Programs and Systems, Inc.	115,412
3,000	Cross Country Healthcare, Inc.*	26,610
12,550	CryoLife, Inc.*	296,305
5,500	FONAR Corp.*	95,480
15,000	MedCath Corp.*,(a),(b),(c)	0
13,300	Meridian Bioscience, Inc.*	248,577
5,365	Option Care Health, Inc.*	83,909
7,300	OraSure Technologies, Inc.*	77,271
33,950	Triple-S Management Corp., Class B*	724,832

		1,832,319

Industrials — 21.00%
5,400	Acme United Corp.	162,702
3,000	Aegion Corp.*	56,970
8,400	Alamo Group, Inc.	1,158,780
4,383	Allied Motion Technologies, Inc.	223,971
28,300	Ameresco, Inc., Class A*	1,478,392
8,100	AMREP Corp.*	69,174
66,000	ARC Document Solutions, Inc.	97,680
1,200	Argan, Inc.	53,388
9,800	BG Staffing, Inc.	132,202
7,100	Blue Bird Corp.*	129,646
4,700	BlueLinx Holdings, Inc.*	137,522
29,500	CAI International, Inc.	921,580
34,400	CBIZ, Inc.*	915,384
16,674	CECO Environmental Corp.*	116,051
50,680	Celadon Group, Inc.*	608
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	54,864
660	Comfort Systems USA, Inc.	34,756

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

8,200	Commercial Vehicle Group, Inc.*	$70,930
28,878	CompX International, Inc.	410,934
40,000	Costamare, Inc.	331,200
8,800	Covenant Logistics Group, Inc.*	130,328
3,500	CRA International, Inc.	178,255
28,500	Ducommun, Inc.*	1,530,450
13,100	Eastern Co. (The)	315,710
12,100	Encore Wire Corp.	732,897
44,140	Ennis, Inc.	787,899
1,300	EnPro Industries, Inc.	98,176
18,400	Espey Mfg. & Electronics Corp.	348,036
11,200	Federal Signal Corp.	371,504
19,900	Fly Leasing Ltd., ADR*	196,015
22,300	Foundation Building Materials, Inc.*	428,383
414	Genco Shipping & Trading Ltd.	3,047
6,780	Gibraltar Industries, Inc.*	487,753
5,580	Golden Ocean Group Ltd.	25,835
23,360	GP Strategies Corp.*	277,050
15,100	Graham Corp.	229,218
10,610	Greenbrier Cos., Inc. (The)	385,992
33,200	Griffon Corp.	676,616
3,400	Hurco Cos., Inc.	102,000
5,500	Insteel Industries, Inc.	122,485
930	Kadant, Inc.	131,111
5,800	Kimball International, Inc., Class B	69,310
7,400	L B Foster Co., Class A*	111,370
16,200	LS Starrett Co. (The), Class A*	68,526
10,200	LSC Communications, Inc.*	204
52,150	LSI Industries, Inc.	446,404
21,200	Lydall, Inc.*	636,636
52,680	Marten Transport Ltd.	907,676
16,700	Mesa Air Group, Inc.*	111,723
30,999	Miller Industries, Inc.	1,178,582
16,000	Mistras Group, Inc.*	124,160
3,900	National Presto Industries, Inc.	344,877
5,500	Northwest Pipe Co.*	155,650
8,800	Orion Group Holdings, Inc.*	43,648
2,000	PAM Transportation Services, Inc.*	98,000
2	Paragon Shipping, Inc., Class A*	0
37,000	Park Aerospace Corp.	496,170
3,700	Park-Ohio Holdings Corp.	114,330
12,300	PICO Holdings, Inc.*	115,005
4,200	Powell Industries, Inc.	123,858
1,700	Preformed Line Products Co.	116,348
12,500	Quad/Graphics, Inc.	47,750
13,600	Quanex Building Products Corp.	301,512
23,000	Radiant Logistics, Inc.*	133,400
25,000	RCM Technologies, Inc.*	51,750
12,700	Resources Connection, Inc.	159,639

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

21,600	Rush Enterprises, Inc., Class A	$894,672
22,000	Safe Bulkers, Inc.*	28,600
3,200	Standex International Corp.	248,064
11,900	Sterling Construction Co., Inc.*	221,459
26,400	Textainer Group Holdings Ltd.*	506,352
9,600	Titan Machinery, Inc.*	187,680
7,400	USA Truck, Inc.*	66,082
16,200	Vectrus, Inc.*	805,464
3,000	VSE Corp.	115,470
3,900	Willdan Group, Inc.*	162,630
29,634	Willis Lease Finance Corp.*	902,652

		24,211,147

Information Technology — 6.99%
7,300	Bel Fuse, Inc., Class B	109,719
4,700	Clearfield, Inc.*	116,184
38,600	CMTSU Liquidation, Inc.*	81
6,200	Comtech Telecommunications Corp.	128,278
25,400	CTS Corp.	871,982
6,900	CyberOptics Corp.*	156,561
25,600	Digi International, Inc.*	483,840
3,840	ePlus, Inc.*	337,728
20,400	Everi Holdings, Inc.*	281,724
1,100	Fabrinet*	85,349
5,100	Insight Enterprises, Inc.*	388,059
6,500	JinkoSolar Holding Co. Ltd., ADR*	402,155
29,400	Kimball Electronics, Inc.*	470,106
8,600	LGL Group, Inc. (The)*	107,844
9,200	Magal Security Systems Ltd.	35,696
17,800	Methode Electronics, Inc.	681,384
9,883	Onto Innovation, Inc.*	469,937
27,000	PC Connection, Inc.*	1,276,830
17,500	PCTEL, Inc.	114,975
31,730	Photronics, Inc.*	354,107
5,300	Richardson Electronics Ltd.	24,963
60,100	SigmaTron International, Inc.*	279,465
4,269	Sykes Enterprises, Inc.*	160,813
13,100	TESSCO Technologies, Inc.	81,744
20,500	Vishay Precision Group, Inc.*	645,340

		8,064,864

Materials — 3.56%
47,290	American Vanguard Corp.	733,941
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
8,200	Clearwater Paper Corp.*	309,550
40,990	FutureFuel Corp.	520,573
4,300	Hawkins, Inc.	224,933
5,800	Haynes International, Inc.	138,272
2,600	Innospec, Inc.	235,898

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

9,500	Materion Corp.	$605,340
8,000	Olympic Steel, Inc.	106,640
8,100	Rayonier Advanced Materials, Inc.*	52,812
4,900	Ryerson Holding Corp.*	66,836
15,000	Tecnoglass, Inc.	103,650
47,800	Trecora Resources*	334,122
24,900	Tredegar Corp.	415,830
2,600	UFP Technologies, Inc.*	121,160
3,470	US Concrete, Inc.*	138,696

		4,108,253

Real Estate — 3.07%
7,200	Alpine Income Property Trust, Inc., REIT	107,928
6,820	BBX Capital, Inc.*	38,806
5,621	Cedar Realty Trust, Inc., REIT	56,941
4,600	Community Healthcare Trust, Inc., REIT	216,706
2,225	CTO Realty Growth, Inc., REIT	93,808
18,200	Farmland Partners, Inc., REIT	158,340
921	Forestar Group, Inc.*	18,586
3,600	FRP Holdings, Inc.*	163,980
11,342	Getty Realty Corp., REIT	312,359
8,800	Global Medical REIT, Inc.	114,928
17,880	Monmouth Real Estate Investment Corp., REIT	309,681
37,622	One Liberty Properties, Inc., REIT	755,073
1,900	Rafael Holdings, Inc., Class B*	44,308
8,100	RE/MAX Holdings, Inc., Class A	294,273
17,400	RPT Realty, REIT	150,510
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	173,799
66,500	Whitestone, REIT	530,005

		3,540,031

Utilities — 2.32%
3,200	Artesian Resources Corp., Class A	118,656
6,385	Chesapeake Utilities Corp.	690,921
5,800	Middlesex Water Co.	420,326
8,100	SJW Group	561,816
19,926	Unitil Corp.	882,124

		2,673,843

Total Common Stocks		114,388,755

(Cost $90,343,825)

Exchange Traded Funds — 0.54%
5,250	iShares Russell Microcap Index Fund	622,912

Total Exchange Traded Funds		622,912

(Cost $394,826)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Rights/Warrants — 0.01%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	$11
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	31
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/9/21*	30
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	5,323
6,100	Media General, Inc. Rights, Expire 12/31/21*,(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(b),(c)	0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	1,988
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	1,079

Total Rights/Warrants		8,462

(Cost $169,109)

Principal
Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,302	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 0.38%

444,468	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	444,468

Total Investment Company		444,468

(Cost $444,468)

Total Investments		$115,464,597
(Cost $91,352,228) — 100.13%

Liabilities in excess of other assets — (0.13)%		(153,410)

NET ASSETS — 100.00%		$115,311,187

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2020 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust